AEGON/Transamerica Series Trust

Supplement dated May 18, 2005 to Statement of Additional Information dated May 1, 2005

Please retain this supplement for reference.

Transamerica Equity II

The following replaces the fee amount under the section “Portfolio Expenses Paid By Investment Adviser” on page TEII-3:

Expense Cap: 0.30%

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Transamerica U.S. Government Securities

The following replaces the fee amount under the section “Portfolio Expenses Paid By Investment Adviser” on page

TUSGS-2:

Expense Cap: 0.68%

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